DISCONTINUED OPERATIONS - Schedules of Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement Disclosures
Loss from discontinued operations	$ (29,716)	$ (4,432)	$ (2,743)	$ (1,621)	$ (94)	$ (8,529)	$ (1,512)	$ (1,321)	$ (38,512)	$ (11,456)	$ (10,200)
ASSETS
Total assets classified as discontinued operations in the Consolidated Balance Sheets	34,861				57,642				34,861	57,642
LIABILITIES AND STOCKHOLDERS' EQUITY
Disposal Group, Including Discontinued Operation, Liabilities	8,882				9,487				8,882	9,487
Cash Flow Disclosures
Net cash provided by discontinued operating activities									10,808	9,666	566
Net cash used in discontinued investing activities									(27,891)	(15,761)	(11,701)
U.K. Segment | Discontinued Operations, Disposed of by Means Other than Sale
Income Statement Disclosures
Revenue									49,238	39,496	33,720
Provision for losses									21,632	13,660	10,624
Net revenue									27,606	25,836	23,096
Advertising									8,970	5,495	4,886
Non-advertising costs of providing services									3,209	6,269	7,921
Total cost of providing services									12,179	11,764	12,807
Gross margin									15,427	14,072	10,289
Corporate, district and other									31,639	17,218	18,561
Interest income									(26)	(12)	(27)
Restructuring costs									0	7,393	994
Goodwill impairment									22,496	0	0
Total operating expense									54,109	24,599	19,528
Loss from operations of discontinued operations before income taxes									(38,682)	(10,527)	(9,239)
(Benefit) / provision for income tax									(170)	929	961
Loss from discontinued operations									(38,512)	(11,456)	(10,200)
ASSETS
Cash	9,859				8,891				9,859	8,891
Restricted cash	3,384				3,569				3,384	3,569
Gross loans receivable	25,256				19,590				25,256	19,590
Less: allowance for loan losses	(5,387)				(5,441)				(5,387)	(5,441)
Loans receivable, net	19,869				14,149				19,869	14,149
Prepaid expenses and other	1,482				1,139				1,482	1,139
Property and equipment, net	0				1,535				0	1,535
Goodwill	0				23,960				0	23,960
Other intangibles, net of accumulated amortization	0				4,102				0	4,102
Other	267				297				267	297
Total assets classified as discontinued operations in the Consolidated Balance Sheets	34,861				57,642				34,861	57,642
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	8,136				6,517				8,136	6,517
Income tax payable	0				929				0	929
Deferred revenue	180				543				180	543
Accrued interest	(5)				0				(5)	0
Deferred rent	149				400				149	400
Deferred tax liabilities	0				472				0	472
Other long-term liabilities	422				626				422	626
Disposal Group, Including Discontinued Operation, Liabilities	$ 8,882				$ 9,487				8,882	9,487
Cash Flow Disclosures
Net cash provided by discontinued operating activities									10,808	9,666	566
Net cash used in discontinued investing activities									(27,891)	(15,761)	(11,701)
Net cash used in discontinued financing activities									$ 0	$ 0	$ 0